Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,601,660
Previously Paid Amount	0.00
Total Fee Amount	2,292.69
Total Offset Amount	0.00
Net Fee	2,292.69
Narrative - Max Aggregate Offering Price	$ 16,601,660
Final Prospectus	true